Fair Value Measurements (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	$ 6.7	$ 5.9	$ 3.2
Total	6.7	5.9	3.2
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	0.0	0.0	0.0
Total	0.0	0.0	0.0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	6.7	5.9	3.2
Total	6.7	5.9	3.2
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	0.0	0.0	0.0
Total	$ 0.0	$ 0.0	$ 0.0